Segment information - Schedule of segment information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Revenue	$ 95,847	$ 82,981	$ 264,152	$ 259,360
Advertising expenses	13,319	7,829	37,301	30,975
Depreciation and amortization (including right-of-use assets):	2,511	1,199	4,801	4,090
Interest income	4,212	4,045	12,126	11,305
Interest expense:	509	557	1,422	1,602
Profit before income tax:	41,123	33,900	104,521	114,791
Social casino games
Disclosure of operating segments [line items]
Revenue	79,618	75,171	219,237	235,326
Advertising expenses	6,725	6,174	19,968	23,955
Depreciation and amortization (including right-of-use assets):	1,612	362	2,220	1,606
Interest income	4,212	4,045	12,126	11,305
Interest expense:	508	549	1,418	1,582
Profit before income tax:	43,746	34,181	110,305	117,386
iGaming
Disclosure of operating segments [line items]
Revenue	16,229	7,810	44,915	24,034
Advertising expenses	6,594	1,655	17,333	7,020
Depreciation and amortization (including right-of-use assets):	899	837	2,581	2,484
Interest income	0	0	0	0
Interest expense:	1	8	4	20
Profit before income tax:	$ (2,623)	$ (281)	$ (5,784)	$ (2,595)